Significant Accounting Policies (Details) - Schedule of computing income (loss) per share and the effect on income (loss) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of computing income (loss) per share and the effect on income (loss) [Abstract]
(Loss) from continuing operations (in Dollars)	$ (31,060)	$ (14,468)	$ (11,824)
Total (in Dollars)	$ (31,060)	$ (14,468)	$ (11,824)
Number of common shares at the beginning of the year	18,331,507	14,587,934	10,334,126
Weighted average number of shares issued for cash		2,485,245	2,603,763
Weighted average number of stock options exercised	13,015	16,715	21,749
Weighted average number of restricted stock units vested	50,364
Weighted average number of warrants exercised		769,819	209,570
Number of shares used in per share computation	18,394,886	17,859,713	13,169,208
Basic and diluted net (loss) per share (in Dollars per share)	$ (1.69)	$ (0.81)	$ (0.9)